EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interests In Other Entities [Abstract]
Equity accounted investments, beginning of period			$ 20,807	$ 19,719	$ 19,719
Additions			37		698
Disposals and return of capital distributions			(632)		(459)
Share of net earnings (losses) from equity accounted investments	$ 419	$ 253	799	$ 459	1,020
Distributions received			(112)		(172)
Foreign currency translation			(465)		(145)
Reclassification (to) from assets held for sale			(17)		(210)
Other comprehensive income and other			(184)		356
Equity accounted investments, end of year	$ 20,233		$ 20,233		$ 20,807